Consolidated Statements of Stockholders' Equity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 22,527,367	$ 20,386,717	$ 12,643,026
Balance (in shares)	7,971,465	7,949,965
Recapitalization on reverse acquisition			6,730,534
Allocation to reserve			350,025
Net Income (Loss)	(3,857,876)	1,187,981	386,066
Issuance of share based compensation	10	35,690
Stock dividend	0
Stock dividend (in shares)	478,307
Foreign currency translation adjustment	20,657	916,979	38,205
Balance	18,690,158	22,527,367	20,386,717
Balance (in shares)	8,459,272	7,971,465	7,949,965
Common Stock [Member]
Balance	7,972	7,950	5,700
Balance (in shares)	7,971,465	7,949,965	5,700,000
Recapitalization on reverse acquisition			2,250
Recapitalization on reverse acquisition (Shares)			2,249,965
Allocation to Warrants
Allocation to reserve
Net Income (Loss)
Issuance of share based compensation	10	22
Issuance of share based compensation (in shares)	9,500	21,500
Stock dividend	478
Stock dividend (in shares)	478,307
Foreign currency translation adjustment
Balance	8,460	7,972	7,950
Balance (in shares)	8,459,272	7,971,465	7,949,965
Capital Surplus [Member]
Balance	4,755,291	4,719,622	3,571,963
Recapitalization on reverse acquisition			6,728,284
Allocation to Warrants			(5,580,625)
Net Income (Loss)
Issuance of share based compensation		35,669
Stock dividend
Foreign currency translation adjustment
Balance	4,755,291	4,755,291	4,719,622
Warrant [Member]
Balance	5,580,625	5,580,625
Allocation to Warrants			5,580,625
Net Income (Loss)
Issuance of share based compensation
Stock dividend
Foreign currency translation adjustment
Balance	5,580,625	5,580,625	5,580,625
Statutory Surplus Reserve [Member]
Balance	3,024,562	3,024,562	2,674,537
Allocation to reserve			350,025
Net Income (Loss)
Issuance of share based compensation
Stock dividend
Foreign currency translation adjustment
Balance	3,024,562	3,024,562	3,024,562
Retained Earnings [Member]
Balance	7,148,925	5,960,944	5,536,674
Net Income (Loss)	(3,857,876)	1,187,981	424,271
Issuance of share based compensation
Stock dividend	(478)
Foreign currency translation adjustment
Balance	3,290,571	7,148,925	5,960,944
Accumulated Other Comprehensive Income (Loss) [Member]
Balance	2,009,993	1,093,014	854,152
Net Income (Loss)
Issuance of share based compensation
Stock dividend
Foreign currency translation adjustment	20,657	916,979	238,862
Balance	$ 2,030,650	$ 2,009,993	$ 1,093,014